Goodwill and Intangible Assets - Schedule of Intangible Asset Balances (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,008,251	$ 1,002,733	$ 1,023,151
Total intangible assets, gross	1,008,874	1,003,355
Accumulated amortization	(505,728)	(444,960)	(320,198)
Finite-lived intangible assets	502,523	557,773	702,953
Indefinite-lived intangible assets	623	622	273
Total intangible assets, net	503,146	558,395	703,226
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	967,741	962,842	978,776
Accumulated amortization	(487,169)	(430,803)
Finite-lived intangible assets	$ 480,572	$ 532,039
Estimated useful lives of intangible asset	10 years	10 years
2GIG 2.0 technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 17,000	$ 17,000	17,000
Accumulated amortization	(8,772)	(7,064)
Finite-lived intangible assets	$ 8,228	$ 9,936
Estimated useful lives of intangible asset	8 years	8 years
Patents
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 8,143	$ 7,524	6,518
Accumulated amortization	(2,910)	(2,094)
Finite-lived intangible assets	$ 5,233	$ 5,430
Estimated useful lives of intangible asset	5 years	5 years
Space Monkey technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,100	$ 7,100	7,100
Accumulated amortization	(1,515)	(761)
Finite-lived intangible assets	$ 5,585	$ 6,339
Estimated useful lives of intangible asset	6 years	6 years
CMS and other technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,067	$ 7,067	7,067
Accumulated amortization	(4,262)	(3,438)
Finite-lived intangible assets	$ 2,805	$ 3,629
Estimated useful lives of intangible asset	5 years	5 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,200	$ 1,200	2,000
Accumulated amortization	(1,100)	(800)
Finite-lived intangible assets	$ 100	$ 400
Wireless Internet Technologies
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross			4,690
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years	2 years
Minimum | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years	2 years
Minimum | Wireless Internet Technologies
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset		2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	10 years	10 years
Maximum | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	3 years	3 years
Maximum | Wireless Internet Technologies
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset		3 years
IP addresses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 564	$ 564	214
Domain names
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 59	$ 58	$ 59